LOANS (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Accrued interest receivable	$ 2,027,176	$ 2,302,435
Allowance for Loan Losses:
Individually Evaluated for Impairment	998,000	712,000
Collectively Evaluated for Impairment	5,014,000	4,729,000
Total	6,012,175	5,440,720	6,047,000	5,842,000
Loans:
Individually Evaluated for Impairment	13,799,000	13,536,000
Collectively Evaluated for Impairment	524,506,000	455,119,000
Total	538,305,272	468,654,972
Commercial
Allowance for Loan Losses:
Collectively Evaluated for Impairment	339,000	230,000
Total	339,000	230,000	150,000	192,000
Loans:
Collectively Evaluated for Impairment	47,185,000	34,654,000
Total	47,184,681	34,653,869
Real estate construction
Allowance for Loan Losses:
Collectively Evaluated for Impairment	446,000	358,000
Total	446,000	358,000	918,000	1,008,000
Loans:
Collectively Evaluated for Impairment	16,938,000	11,177,000
Total	16,938,022	11,176,919
1-4 family residential
Allowance for Loan Losses:
Individually Evaluated for Impairment	56,000	228,000
Collectively Evaluated for Impairment	1,773,000	1,941,000
Total	1,829,000	2,169,000	1,989,000	2,257,000
Loans:
Individually Evaluated for Impairment	2,098,000	2,873,000
Collectively Evaluated for Impairment	187,360,000	191,515,000
Total	189,458,304	194,387,543
Multi-family residential
Allowance for Loan Losses:
Individually Evaluated for Impairment	94,000	76,000
Collectively Evaluated for Impairment	401,000	351,000
Total	495,000	427,000	414,000	336,000
Loans:
Individually Evaluated for Impairment	264,000	274,000
Collectively Evaluated for Impairment	34,151,000	16,146,000
Total	34,415,293	16,420,429
Non-farm & non-residential
Allowance for Loan Losses:
Individually Evaluated for Impairment	136,000	110,000
Collectively Evaluated for Impairment	677,000	454,000
Total	813,000	564,000	628,000	410,000
Loans:
Individually Evaluated for Impairment	2,958,000	2,716,000
Collectively Evaluated for Impairment	158,864,000	124,075,000
Total	161,821,521	126,791,109
Agricultural
Allowance for Loan Losses:
Individually Evaluated for Impairment	712,000	298,000
Collectively Evaluated for Impairment	286,000	280,000
Total	998,000	578,000	845,000	721,000
Loans:
Individually Evaluated for Impairment	8,479,000	7,673,000
Collectively Evaluated for Impairment	62,866,000	60,329,000
Total	71,344,589	68,002,303
Consumer
Allowance for Loan Losses:
Collectively Evaluated for Impairment	520,000	548,000
Total	520,000	548,000	517,000	524,000
Loans:
Collectively Evaluated for Impairment	16,863,000	17,065,000
Total	16,863,459	17,064,948
Other
Allowance for Loan Losses:
Collectively Evaluated for Impairment	32,000	51,000
Total	32,000	51,000	54,000	50,000
Loans:
Collectively Evaluated for Impairment	279,000	158,000
Total	279,403	157,852
Unallocated
Allowance for Loan Losses:
Collectively Evaluated for Impairment	540,000	516,000
Total	$ 540,000	$ 516,000	$ 532,000	$ 344,000